State Street Corporation

One Lincoln Street

Mail Stop: 0805

Boston, MA 02111

November 9, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:Office of Filings, Information & Consumer Service

RE: Litman Gregory Funds Trust (the "Trust")

File Nos. 333-10015, 811-07763

  Post Effective Amendment No. 102

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus and Statement of Additional Information for PartnerSelect Oldfield International Value Fund, each dated November 9, 2020, do not differ from those contained in Post-Effective Amendment No. 102 to the Trust's Registration Statement on Form N-1A that was filed electronically via EDGAR on November 6, 2020 (Accession #0001193125-20-287985).

If you have any questions concerning this filing, you may contact me at (617) 662-7193.

Very truly yours,

/s/ Karen Jacoppo-Wood

Karen Jacoppo-Wood

Managing Director

cc:    John Coughlan